Retirement Benefit Schemes - Summary of Actuarial Assumptions Rate for Valuations Plans (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
USA
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	3.90%	0.00%
Rate of increase in pensions in payment (%)	2.50%	0.00%
Rate of increase in deferred pensions (%)	0.00%	0.00%
Discount rate (%)	3.70%	0.00%
General inflation (%)	2.50%	0.00%
Weighted average duration of liabilities (years)	11.3
United Kingdom
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	3.20%	3.30%
Rate of increase in pensions in payment (%)	3.20%	3.30%
Rate of increase in deferred pensions (%)	2.20%	2.50%
Discount rate (%)	2.50%	2.60%
General inflation (%)	3.20%	3.30%
Weighted average duration of liabilities (years)	16.9	18.2
Germany
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	2.50%	2.50%
Rate of increase in pensions in payment (%)	1.80%	1.80%
Rate of increase in deferred pensions (%)	1.80%	0.00%
Discount rate (%)	1.90%	1.70%
General inflation (%)	1.80%	1.80%
Weighted average duration of liabilities (years)	13.7	14.0
Canada
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	3.00%	3.00%
Rate of increase in pensions in payment (%)	0.00%	0.00%
Rate of increase in deferred pensions (%)	0.00%	0.00%
Discount rate (%)	3.30%	3.70%
General inflation (%)	2.00%	2.00%
Weighted average duration of liabilities (years)	11.0	11.2
Netherlands
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	2.00%	2.00%
Rate of increase in pensions in payment (%)	1.20%	1.10%
Rate of increase in deferred pensions (%)	1.20%	1.10%
Discount rate (%)	2.00%	1.90%
General inflation (%)	2.00%	2.00%
Weighted average duration of liabilities (years)	17.8	18.3
Switzerland
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	1.30%	1.30%
Rate of increase in pensions in payment (%)	0.00%	0.00%
Rate of increase in deferred pensions (%)	0.00%	0.00%
Discount rate (%)	0.60%	0.60%
General inflation (%)	1.00%	1.00%
Weighted average duration of liabilities (years)	13.5	13.4